Parnassus Investment
                        One Market - Steuart Tower #1600
                            San Francisco, CA 94105


May 6, 1999

Securities and Exchange Commission
450 Washington Street NW
Washington, DC 20549-1004

Dear Sir:

Enclosed is the Schedule 13F report for March 31, 1999.


Sincerely,

Howard Fong
Vice President



                                 UNITES STATES
            SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended ________MARCH 31, 1999___________

                (Please read instructions before preparing form.)

If amended report check here:

___________Parnassus Investments_______________________________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105______________
Business Address       (Street)           (City)     (State) (ZIP)

__________Howard Fong, Vice President_____________(415) 778-0200_____________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
 Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____ on the ___6_ dav of______May___, 1999
                                       ____Parnassus Investments_______
                                      (Name of Institutional Investment Manager)



                                    (Manual Signature of Person Duly Authorized
                                                         to Submit This Report)
Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).






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Item 1: Name of Issuer        Item 2:         Item 3:     Item 4:     Item 5: Shares  Item 6:          Item 7:    Item 8  Voting
                              Title of Class  CUSIP       Fair Market  of Principal   Investment       Managers   Authority
                                              Number       Value        Amount        Discretion                  (Shares)
                                                                                     (a) Sole  (b)(c)            (a) Sole   (b)  (c)
Advanced Micro Devices, Inc.   Common Stock   007903107    9,457       610,000          X                         610,000
Consolidated Stores Corp.      Common Stock   210149100      303        10,000          X                          10,000
Compaq Computer Corporation    Common Stock   204493100   15,558       490,000          X                         490,000
Hewlett-Packard Company        Common Stock   428236103   13,902       205,000          X                         205,000
LSI Logic Corporation          Common Stock   502161102    9,545       306,000          X                         306,000
Mattel, Inc.                   Common Stock   577081102    6,990       276,000          X                         276,000
Morgan Products, Ltd.          Common Stock   617439104    2,958       830,300          X                         830,300
Reebok International, Ltd.     Common Stock   758110100    5,636       355,000          X                         355,000
St. John Knits, Inc.           Common Stock   790289102    8,572       325,000          X                         325,000
Western Digital Corporation    Common Stock   958102105    8,492     1,070,000          X                       1,070,000
Wellman, Inc.                  Common Stock   949702104    2,663       300,000          X                         300,000
ADAC Laboratories              Common Stock   005313200    5,109       375,000          X                         375,000
Adobe Systems, Inc.            Common Stock   00724F101    8,796       155,000          X                         155,000
Adaptec. Inc.                  Common Stock   00651F108    9,287       406,000          X                         406,000
Applied Materials, Inc.        Common Stock   038222105   13,139       213,000          X                         213,000
Apex PC Solutions, Inc.        Common Stock   037945102      418        30,000          X                          30,000
Building Materials Holding     Common Stock   120113105    3,696       365,000          X                         365,000
   Corp.
Cognex Corporation             Common Stock   192422103   16,937       715,000          X                         715,000
Electro Scientific Industries  Common Stock   285229100   27,947       601,000          X                         601,000
Just for Feet, Inc.            Common Stock   48213P106    5,038       403,000          X                         403,000
FEI Company                    Common Stock   30241L109    3,894       465,000          X                         465,000
Helix Technology Corporation   Common Stock   423319102   10,071       655,000          X                         655,000
Intel Corporation              Common Stock   458140100   25,135       211,000          X                         211,000
Invacare Corporation           Common Stock   461203101      316        13,000          X                          13,000
Lam Research Corporation       Common Stock   512807108   11,600        40,000          X                         400,000
Micrion Corporation            Common Stock   59479P102    1,350       160,000          X                         160,000
Herman Miller, Inc.            Common Stock   600544100    2,646       145,000          X                         145,000
Oxford Health Plans, Inc.      Common Stock   691471106    9,266       593,000          X                         593,000
Quantum Corporation            Common Stock   747906105    9,576       532,000          X                         532,000
Read-Rite Corporation          Common Stock   755246105      330        50,000          X                          50,000
Symantec Corporation           Common Stock   871503108    2,575       152,000          X                         152,000
Whole Foods Market, Inc.       Common Stock   966837106   10,519       306,000          X                         306,000
Xylan Corporation              Common Stock   984151100   14,725       400,000          X                         400,000
Aetna, Inc.                    Common Stock   008117103      332         4,000          X                           4,000
American International Group   Common Stock   026874107    1,206        10,000          X                          10,000
Ascend Communications          Common Stock   043491109      251         3,000          X                           3,000
Baldor Electric Company        Common Stock   057741100      403        20,000          X                          20,000
Chevron                        Common Stock   166751107      354         4,000          X                           4,000
Cigna Corporation              Common Stock   125509109      419         5,000          X                           5,000
Colgate Palmolive Company      Common Stock   194162103      221         2,400          X                           2,400
Clorox Company                 Common Stock   189054109      234         2,000          X                           2,000
Campbell Soup Company          Common Stock   134429109      305         7,500          X                           7,500
Cisco Systems                  Common Stock   17275R102    1,096        10,000          X                          10,000
Dana Corporation               Common Stock   235811106      380        10,000          X                          10,000
Eastman Kodak                  Common Stock   277461109      319         5,000          X                           5,000
Enron Corporation              Common Stock   293561106      321         5,000          X                           5,000
Federal National Mortgage      Common Stock   313586109      485         7,000          X                           7,000
     Assn.
Federal Home Loan Mortgage     Common Stock   313400301      229         4,000          X                           4,000
General Mills, Inc.            Common Stock   370334104      227         3,000          X                           3,000
The Gap, Inc.                  Common Stock   364760108      252         3,750          X                           3,750
Heinz (H.J.) Company           Common Stock   423074103      332         7,000          X                           7,000
International Business         Common Stock   459200101      355         2,000          X                           2,000
     Machines
J.C. Penney Company, Inc.      Common Stock   708160106      648        16,000          X                          16,000
Johnson & Johnson              Common Stock   478160104      935        10,000          X                          10,000
Kellogg Company                Common Stock   487836108      406        12,000          X                          12,000
Lucent Technologies            Common Stock   549463107      216         2,000          X                           2,000
Marsh & McLennan               Common Stock   571748102      371         5,000          X                           5,000
Merck & Company, Inc.          Common Stock   589331107      641         8,000          X                           8,000
Micron Technology, Inc.        Common Stock   595112103      337         7,000          X                           7,000
Nordstrom, Inc.                Common Stock   655664100      229         5,600          X                           5,600
Newell Company                 Common Stock   651192106      337         7,047          X                           7,047
Proctor & Gamble Company       Common Stock   742718109    1,175        12,000          X                          12,000
SAFECO Corporation             Common Stock   786429100      275         6,800          X                           6,800
Schwab Corporation             Common Stock   808513105      385         4,000          X                           4,000
UNUM Corporation               Common Stock   903192102      238         5,000          X                           5,000
US West, Inc.                  Common Stock   912889102      420         7,636          X                           7,636
Walgreen Company               Common Stock   931422109      226         8,000          X                           8,000
Wells Fargo & Company          Common Stock   949740104      596        17,000          X                          17,000
Whirlpool Corporation          Common Stock   963320106      218         4,000          X                           4,000
Washington Mutual, Inc.        Common Stock   939322103      245         6,000          X                           6,000
Xerox Corporation              Common Stock   S16139991      281         5,400          X                           5,400
GRAND TOTALS                                              292,346

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